Consolidated Balance Sheet Components (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid insurance	$ 2,074
Payroll tax credit receivable	548
Research and development prepaid expenses	139	177
Other receivables	150
Other prepaid expenses	171	43
Rent deposit	27	27
Other current assets	21
Total	$ 3,130	$ 247